Intangible assets and goodwill	12 Months Ended
Dec. 31, 2022
Intangible assets and goodwill [Abstract]
Intangible assets and goodwill

16. Intangible assets and goodwill

	Goodwill	Development costs and software	Customer relationships	Brand	Domain names	Total
	£’000	£’000	£’000	£’000	£’000	£’000
Cost
At December 31, 2020	22,693	5,353	-	-	51	28,097
Additions	-	14,237	-		22	14,259
Acquisition of subsidiaries	196,147	36,588	21,109	2,746	-	256,590
At December 31, 2021	218,840	56,178	21,109	2,746	73	298,946
Additions	-	18,078	-	-	55	18,133
Acquisition of subsidiaries	50,597	2,592	3,669	4,158	-	61,016
Assets held for sale	-	(2,487)	-	-	-	(2,487)
At December 31, 2022	269,437	74,361	24,778	6,904	128	375,608

Accumulated amortization
At December 31, 2020	-	(1,428)	-	-	(9)	(1,437)
Charge for the year	-	(6,622)	(21,109)	(2,746)	(25)	(30,502)
Impairment loss	-	(5,493)	-	-	-	(5,493)
At December 31, 2021	-	(13,543)	(21,109)	(2,746)	(34)	(37,432)
Charge for the year	-	(18,641)	(653)	-	(38)	(19,332)
Impairment loss	(269,437)	(26,622)	(3,016)	(4,158)	-	(303,233)
Assets held for sale	-	758	-	-	-	758
At December 31, 2022	(269,437)	(58,048)	(24,778)	(6,904)	(72)	(359,239)

Net book value
At December 31, 2022	-	16,313	-	-	56	16,369
At December 31, 2021	218,840	42,635	-	-	39	261,514

The Group capitalized £15.8 million of employee and contractor development expenditure in the year ended December 31, 2022 (2021: £11.1 million).

Impairment testing

For the purposes of impairment testing, intangible assets and goodwill have been allocated to the Group’s CGUs as below.

	At December 31 2022	At December 31 2021
	£’000	£’000
Intangible assets
UK	16,369	32,696
France and Germany	-	5,096
Cazana	-	4,304
Spain	-	578
	16,369	42,674

Goodwill
UK	-	136,833
France and Germany	-	82,007
Cazana	-	-
Spain	-	-
	-	218,840

The Group performed its annual impairment test in December 2022 which considered both qualitative and quantitative factors.

UK

The recoverable amount of the UK CGU of £491.2 million as at December 31, 2022 (2021: £1,658.6 million) has been determined based on a value in use calculation using cash flow projections covering a seven-year period. This was extrapolated from the 2023 budget which was approved by the Board of Directors. The pre-tax discount rate applied to cash flow projections is 21.3% (2021: 15.7%) and cash flows beyond the seven-year period are extrapolated using a 2.0% growth rate (2021: 2.0%). As a result of the analysis, there is an impairment charge of £136.7 million (2021: headroom of £1,004.7 million).

For value in use calculations, cash flows are typically forecast for a five-year period. Management has used a longer period of seven years for the UK CGU to better reflect the medium-term growth expectations for this CGU and the stage of growth of the Company.

Cazana

The recoverable amount of the Cazana CGU of £2.7 million as at December 31, 2022 (2021: £4.6 million) has been determined based on a value in use calculation using cash flow projections covering a five-year period. This was extrapolated from the 2023 budget which was approved by the Board of Directors. The pre-tax discount rate applied to cash flow projections is 18.1% (2021: 23.3%) and cash flows beyond the five-year period are extrapolated using a 2.0% growth rate (2021: 2.0%). As a result of the analysis, there is headroom of £1.0 million (2021: impairment charge of £5.5 million) and management did not identify an impairment for this CGU.

Key assumptions and sensitivity analysis

The key assumptions used in the estimation of the recoverable amount are set out below.

Discount rates

The discount rate calculation is based on the specific circumstances of the Group and its CGUs and is derived from its weighted average cost of capital (WACC). An increase in the pre-tax discount rate to 22.3% (i.e. +1.0%) in the UK CGU would result in an additional impairment charge of £54.6 million. An increase in the pre-tax discount rate above 28.9% (i.e. +10.8%) in the Cazana CGU would result in impairment.

Gross margins

Gross margins increase over the budget period to reflect the Group’s focus on unit economics through higher margin and faster moving inventory, with a long-term retail GPU target of approximately £2,000. A decrease in the gross margin by 1.0% in the UK CGU would result in further impairment of £157.8 million. A decrease in the gross margin by 1.0% in the Cazana CGU would reduce the headroom but not result in impairment.

Terminal growth rate

The terminal growth rate is used to extrapolate cash flows beyond the forecast period. A decrease in the terminal growth rate by 1.0% in the UK CGU would result in further impairment of £26.9 million. A decrease in the terminal growth rate by 1.0% in the Cazana CGU would reduce the headroom but not result in impairment.